Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Summary of Fair Value of the Purchase Consideration Transferred	The fair value of the purchase consideration transferred in the AxoBio Acquisition was as follows:

Common Stock - 3,845,337 shares	$11,270,683
Series A Convertible Voting Preferred Stock - 4,243 shares	10,382,107
Earnout	13,482,292
Deferred Consideration	8,000,000

Total estimated value of consideration transferred	$43,135,082

Summary of Allocation of the Purchase Price
The allocation of the purchase price is as follows:

Total estimated value of consideration transferred	$43,135,082
Cash and cash equivalents	662,997
Accounts receivable	18,296,000
Prepaid expenses	170,604
Inventories	10,600,000
Property and equipment	81,846
Intangible assets	23,260,000

Total assets	53,071,447

Accounts payable	12,767,909
Accrued interest	146,829
Other accrued expenses	1,390,278
Loan payable	1,498,000
Related party loans	5,610,000
Deferred tax liabilities	7,711,627
Net assets to be acquired	23,946,804

Goodwill	$19,188,278

Summary of Business Combinations Unaudited Pro Froma Statements of Operations	The pro forma statements of operations do not fully reflect: (i) any anticipated synergies (or costs to achieve synergies) or (ii) the impact of non-recurring
items directly related to the acquisition of AxoBio.

	Year ended December 31,
	2023	2022
Revenue included in discontinued operations in the consolidated statements of operations	$4,456,816	$—

Add: AxoBio revenue not reflected in the consolidated statements of operations	26,020,319	39,896,998

Unaudited pro forma revenue	$30,477,135	$39,896,998

	Year ended December 31,
	2023	2022
Net loss from consolidated statements of operations	$(15,445,087)	$(9,051,334)

Add: AxoBio net income (loss) not reflected in the consolidated statements of operations, less pro forma adjustments described below (1)	950,126	(7,949,016)

Unaudited pro forma net loss	$(14,494,961)	$(17,000,350)

(1)
An adjustment to reflect additional amortization of $1,700,000 and $2,500,000 for the period from January 1, 2023 through the Merger Closing Date and the year ended December 31, 2022, respectively, that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2022. The adjustment also reflects additional costs of goods sold of $0 and $8,200,000 for the year ended December 31, 2023 and 2022, respectively, that would have been charged assuming the fair value step up to inventories had been applied on January 1, 2022.